Investment Properties (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of investment property [Abstract]
Schedule of investment properties
	30 June 2022
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	15,683	625	16,308
Additions	11	-	11
Sale of investment properties	-	(197)	(197)
Fair value adjustment	(440)	(22)	(462)
Ending balance	15,254	406	15,660

	31 December 2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	18,168	1,844	20,012
Additions	36	-	36
Sale of investment properties	-	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	-	(1,312)
Fair value adjustment	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308

*	Lands amounting to USD 406 thousand as at 30 June 2022 (31 December 2021: USD 625 thousand) are registered in the name of a former Director of International General Insurance Holdings Limited - Dubai. The Group has obtained a proxy and has full control over these investment properties (see note 14).

Schedule of change in the price used for the valuation of the investment properties
			Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Average price per square meter	Increase	Decrease
		USD	USD ’000	USD ’000
Commercial building

30 June 2022	+/- 10	852	1,524	(1,524)
30 June 2021	+/- 10	971	1,735	(1,735)

			Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Average price per square meter	Increase	Decrease
		USD	USD ’000	USD ’000
Lands

30 June 2022	+/- 10	150	41	(41)
30 June 2021	+/- 10	188	141	(141)